NOTE 7 - PROPERTY AND EQUIPMENT (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 656,714	$ 589,733
Less accumulated depreciation	(172,783)	(108,886)
Net property and equipment	483,931	480,847
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	7,582	26,672
Website Design [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5,000	5,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	559,257	558,061
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	50,723	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 34,152	$ 0